INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES
21	INCOME TAXES

The components of income taxes recognized in the consolidated statements of financial position are as follows:

	As at	As at
	December 31,	December 31,
	2025	2024
Income taxes payable	(1,824)	(463)
Deferred income tax liabilities	(509)	(680)

21	INCOME TAXES (CONTINUED)

The components of income taxes recognized in the consolidated statements of loss and comprehensive loss are as follows:

	Year Ended December 31,
	2025	2024
Current income taxes expense (recovery)	1,895	(1,381)
Deferred income taxes recovery	(170)	(172)
Total income taxes expense (recovery)	1,725	(1,553)

There is no income tax expense recognized in other comprehensive loss.

	As at	As at
	December 31,	December 31,
	2025	2024
Deferred tax assets
Lease obligations on right of use assets	910	777
Non-capital losses carried forward	32	39

Deferred tax liabilities
Goodwill and intangible assets	(509)	(681)
Right-of-use assets	(910)	(776)
Property and equipment	(32)	(39)
Deferred income tax liabilities	(509)	(680)

The reasons for the difference between the actual tax charge for the year and the standard rate of Company tax applied to profits for the year are as follows:

	Year Ended December 31,
	2025	2024
Consolidated loss before income taxes	(6,390)	(6,700)
Effective tax rate	26.5%	26.5%
Effective income taxes recovery	(1,693)	(1,776)
Effect of tax rate in foreign jurisdictions	891	736
Non-deductible and non-taxable items	161	293
Change in tax benefits not recognized	2,162	1,999
Adjustment of prior year tax payable	204	(118)
Change in estimate for tax refunds in Malta	—	(2,687)
Total income taxes expense (recovery)	1,725	(1,553)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

21INCOME TAXES (CONTINUED)

	Year Ended December 31,
	2025	2024
Income tax losses - Canada	38,073	37,247
Capital Tax losses - Canada	25,828	27,727
Income tax losses - United Kingdom	2,040	1,595
Income tax losses - Malta	142	142
Income tax losses - Isle of Man	1,783	231
Income tax losses - Slovenia	3,998	—
Income tax losses - India	177	—
Income tax losses - Israel	55	168
Income tax losses - Gibraltar	113	88
Property and equipment	648	838
Goodwill	—	320
Intangibles	34,817	25,820
Capital lease liability	117	184
Share Issuance Costs	604	467
Restricted interest expenses in Canada	3,734	2,251
Total unrecognized deductible temporary differences	112,129	97,078

The portion of the income tax losses related to Canada which have a limited carry-forward period expire in the years 2027 to 2045 as follows:

2027	878
2028	815
2029	302
2030	203
2031	1,059
2032	1,545
2033	2,210
2034	1,078
2035	2,741
2036	1,436
2037	2,775
2038	1,688
2039	1,936
2040	2,708
2041	3,616
2042	2,315
2043	2,852
2044	3,559
2045	4,357
38,073

21	INCOME TAXES (CONTINUED)

The losses in Slovenia will be expired in 2030 and the losses in India will be expired in 2033. Share issuance costs in Canada will be fully amortized in 2029.  Other deductible temporary differences do not expire under current income tax legislation. Deferred income tax assets were not recognized in respect of these items because it is not probable that future taxable income will be available to the Company to utilize the benefits.